Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Short-Term Investments [Line Items]
Short-Term Investments, Cost or amortized cost	$ 4,700	$ 5,600
Short-Term Investments, Allowance for credit losses	(1,004)
Short-Term Investments, Gross unrealized gains	1,244	63
Short-Term Investments, Gross unrealized gains	(912)	(687)
Available-for-Sale Debt, Fair value	2,196	4,100
Equity Securities, Fair value	1,832	876
Short-term investments, Fair value	4,028	4,976
Securities Investment [Member]
Schedule of Short-Term Investments [Line Items]
Available-for-Sale Debt, Cost or amortized cost	3,200	4,100
Available-for-Sale Debt, Allowance for credit losses	(1,004)
Available-for-Sale Debt, Gross unrealized gains
Available-for-Sale Debt, Gross unrealized losses
Available-for-Sale Debt, Fair value	2,196	4,100
Equity Securities [Member]
Schedule of Short-Term Investments [Line Items]
Equity Securities, Cost or amortized cost	1,500	1,500
Equity Securities, Allowance for credit losses
Equity Securities, Gross unrealized gains	1,244	63
Equity Securities, Gross unrealized losses	(912)	(687)
Equity Securities, Fair value	1,832	876
Investment G [Member] | Money Market Funds [Member]
Schedule of Short-Term Investments [Line Items]
Available-for-Sale Debt, Cost or amortized cost	200	1,100
Available-for-Sale Debt, Allowance for credit losses
Available-for-Sale Debt, Gross unrealized gains
Available-for-Sale Debt, Gross unrealized losses
Available-for-Sale Debt, Fair value	200	1,100
Investment H [Member]
Schedule of Short-Term Investments [Line Items]
Available-for-Sale Debt, Allowance for credit losses	1,000
Investment H [Member] | Corporate Bond Securities [Member]
Schedule of Short-Term Investments [Line Items]
Available-for-Sale Debt, Cost or amortized cost	3,000	3,000
Available-for-Sale Debt, Allowance for credit losses	(1,004)
Available-for-Sale Debt, Gross unrealized gains
Available-for-Sale Debt, Gross unrealized losses
Available-for-Sale Debt, Fair value	1,996	3,000
Investment J [Member]
Schedule of Short-Term Investments [Line Items]
Equity Securities, Cost or amortized cost	500	500
Equity Securities, Allowance for credit losses
Equity Securities, Gross unrealized gains	1,244	63
Equity Securities, Gross unrealized losses
Equity Securities, Fair value	1,744	563
Investment L [Member]
Schedule of Short-Term Investments [Line Items]
Equity Securities, Cost or amortized cost	1,000	1,000
Equity Securities, Allowance for credit losses
Equity Securities, Gross unrealized gains
Equity Securities, Gross unrealized losses	(912)	(687)
Equity Securities, Fair value	$ 88	$ 313